Cash flow changes from financing activities (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Changes From Financing Activities Tables Abstract
Schedule of changes in financing activities

			Non-cash changes
	January 1, 2018	Cash flows	Conversion	Foreign exchange	Fair Value/ Amortization	December 31, 2018
Share capital	71,389	311	3,345	-	-	75,045
Credit facility	57,110	18,414	-	-	410	75,934
Debentures	39,680	1,410	-	535	-	41,625
Convertible debentures	12,864	-	(1,735)	-	652	11,781
Derivative financial liability	2,697	-	-	-	(1,733)	964
Total	183,740	20,135	1,610	535	(671)	205,349

Details of changes in financing activities for the year ended December 31, 2017 are as follows:

			Non-cash changes
	January 1, 2017	Cash flows	Conversion	Foreign exchange	Fair Value/ Amortization	December 31, 2017
Share capital	45,655	24,397	1,337	-	-	71,389
Credit facility	45,943	10,642	-	-	525	57,110
Debentures	40,092	5	-	(417)	-	39,680
Convertible debentures	-	12,460	-	-	404	12,864
Derivative financial liability	490	-	-	-	2,207	2,697
Total	132,180	47,504	1,337	(417)	3,136	183,740